RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

Related Party Receivables

As a result of the Acquisition that occurred during the three month period ending March 31, 2025, the Company assumed related party receivables of $728,218 due from Randy Soule, the majority shareholder of the Company related to regulatory filing fees. Additionally, the related party receivables balance includes immaterial advances to certain officers of the Company for travel and other expenses.

Related Party Payable

Encore DEC, LLC (“Encore”) provides Engineering, Procurement and Construction (“EPC”) services to the Company. Encore is 100% owned by Randy Soule, the majority shareholder of the Company. During the three and nine month periods ended September 30, 2025, Encore provided feedstock degumming hydrotreater off gas conservation system construction services and sustainable aviation fuel conversion services and the Company incurred costs of $0 and $2,648,400, respectively, which were subsequently capitalized to CIP. During the period ended September 30, 2025 and 2024, Encore paid expenses on behalf of New XCF and Legacy XCF totaling $140,000 and $38,615 (net of expense reimbursements to Encore), respectively. The outstanding payable balance to Encore as of September 30, 2025 and December 31, 2024, was $ 39,968,654 and $38,613,470, respectively. The payable does not bear any interest rate and has no due date. The balance is considered payable upon demand and is classified as current on the unaudited condensed consolidated balance sheets. The Company expects to repay the balance upon generating the cash flow through operations or financing activity. As of September 30, 2025 and December 31, 2024, cumulative purchases from Encore were included in construction in progress totaled $99,061,222 and $96,412,822, respectively.

Loans Payable to Related Party

During the year ended December 31, 2023, the Company entered into a loan payable with GL borrowing an aggregate of $2,350,000. The amount was borrowed on various dates ranging from August 14, 2023 to November 20, 2023. As of September 30, 2025, and December 31, 2024, the balance due for this loan was $2,350,000, and the amount is expected to be paid within one year. The payable does not bear any interest rate and has no due date. The balance is considered payable on demand and is classified as current on the unaudited condensed consolidated balance sheets. The management of the Company expects to repay the balance upon generating cash flow through operations or financing activity.

As a result of the Acquisition that occurred in February 2025, the Company assumed an additional loan payable with GL of $1,404,000. The Company has elected the fair value option for valuing this loan (Note 10). The loan payable bears interest of $240,000, is unsecured, and is due at the earlier of (i) 30 days from the date of receipt of any customer payment paid to the Company, unless extended in writing by mutual consent or (ii) an event of default (as specified in the promissory note). During the three and nine month periods ended September 30, 2025 the Company recognized a loss of $3,112 and $8,112, respectively, in fair value adjustments related to the promissory note. Gains and losses are recognized in other income (expense) in the unaudited condensed consolidated statements of operations. As of September 30, 2025 the fair value of the loan payable to related party was $1,400,112.

The Company also assumed an additional loan payable with GL of $356,426 as a result of the Acquisition. Interest on the loan is 10% per annum. The loan is already matured and is in default as per the loan agreement.

On April 17, 2025, Legacy XCF and GL entered into a promissory note for gross principal amount of $2,500,000. The promissory note bears interest of $300,000, is unsecured, and is due at the earlier of (i) 10 business days from the date of Legacy XCF entering into any transaction or series of related transactions, including any equity or debt financing, that results in gross proceeds to the Company of at least $15,000,000 and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations (“Qualified Financing Event”), unless extended in writing by mutual consent of Legacy XCF and GL or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, Legacy XCF issued 3,431,096 shares of its common stock to parties assigned by GL. The Company elected the fair value option for measuring this promissory note. On the issuance date, the note and its corresponding common stock were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations. The Company recorded a loss on issuance of debt of $40,531,000 on the issuance date. During the three and nine month periods ending September 30, 2025, the Company recognized a loss of $5,440 and $91,440 in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the unaudited condensed consolidated statements of operations. As of September 30, 2025, the fair value of the promissory note was $2,722,440.

Convertible Note Purchase Agreement

On July 30, 2025 (the “Initial Closing”), the Company entered into the purchase agreement with EEME Energy SPV I LLC (“EEME Energy”), pursuant to which it issued a convertible note for $2,000,000, which matures one year from the date of issuance and accrues interest at 13.3% per annum. Additionally, on August 11, 2025, the Company issued an additional $4,000,000 convertible note under the purchase agreement (the “Subsequent Closing”). Principal and interest are payable upon the maturity date, unless converted into Class A common stock prior to the maturity date. The Company may sell additional notes to EEMe Energy, provided that the aggregate amount does not exceed $7,500,000, and the convertible notes can only be issued for up to one year from the Initial Closing. In connection with the execution of the note purchase agreement, the Company agreed to pay 750,000 shares of the Company’s Class A common stock as an arrangement fee and 200,000 of the Company’s Class A common stock as an advisory fee, which is payable at the Initial Closing (collectively, the “Fee Shares to related party”). At issuance the Company recorded $1,425,000 in expenses for the Fee Shares to related party. This expense was recorded in interest income (expense), net in the unaudited condensed consolidated statements of operations. EEME Energy has elected to convert an aggregate of $6,000,000 of the Convertible Promissory Note (including any interest accrued thereon) into shares of Class A common stock of New XCF (refer to Note 18). The Company has elected the fair value option for valuing this note payable to related party (the “EMEE Energy Note”). At the issuance date, the Company determined a fair value of $6,276,423. For the three and nine month periods ended September 30, 2025, the Company recognized a loss of $608,715, in fair value adjustments related to the convertible note. Gains and losses are recognized in other income (expense) in the unaudited condensed consolidated statements of operations. As of September 30, 2025, the fair value of the loan payable to related party was $6,608,715.

For the three and nine month periods ended September 30, 2025, the Company recognized $1,030,976 and $1,289,086 in interest expense, respectively, related to these loans. No interest expense was recognized related to these loans during the three and nine month periods ended September 30, 2024.

Convertible Note Payable to Related Party

As a result of the Acquisition (Note 1) that occurred in February 2025, the Company assumed a convertible note payable to related party of $100,000,000. The convertible note was issued to RESC as part of the consideration of the Acquisition, bears no interest, and may be prepaid at par without penalty at the Company’s discretion. The note was recorded at cost on the date of Acquisition. Upon closing of the Business Combination, the note automatically converted into 10,000,000 shares of New XCF Class A common stock at a fixed conversion price of $10 per share.

NOTE 7. RELATED PARTY TRANSACTIONS

Related Party Payable

Encore provides Engineering, Procurement and Construction (“EPC”) services to New Rise. Encore is 100% owned by Randy Soule who is the sole member of the Company. During the years ended December 31, 2024, and 2023, Encore provided feedstock degumming, hydrotreater off gas conservation system construction services and sustainable aviation fuel conversion service to New Rise and the Company incurred costs of $14,951,600 and $10,125,305, respectively, which were subsequently capitalized to CIP. During the years ended December 31, 2024, and 2023, Encore paid expenses on behalf of New Rise totaling $51,732 and 4,483,886 (net of expense reimbursements to Encore), respectively. The outstanding balance payable to Encore as of December 31, 2024, and 2023, was $38,613,470 and $28,617,235, respectively. The payable does not bear any interest rate and has no due date is payable upon demand. The balance is classified as current on the consolidated balance sheets. The management of the Company expects to repay the balance upon generating the cash flow through operations or financing activity.

Loan Payable to Related Party

During the year ended December 31, 2024, the Company entered into a loan payable with New Rise SAF Renewables Limited Liability (“NR SAF”), borrowing an aggregate of $2,396,334. NR SAF is 90.01% owned by Randy Soule who is the sole member of New Rise. The amount was borrowed on various dates ranging from January 29, 2024, to December 9, 2024. As of December 31, 2024, and 2023, the balance due for this loan was $2,396,334 and $0, respectively The payable does not bear any interest rate and has no due date is payable upon demand. The balance is classified as current on the consolidated balance sheets. The management of the Company expects to repay the balance upon generating the cash flow through operations or financing activity.

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 13. RELATED PARTY TRANSACTIONS

Issuance of Common Stock to GL Part SPV I, LLC

GL’s beneficial ownership of XCF as of December 31, 2023, was comprised of 20,450,000 common stock shares (issued on September 14, 2023, for an aggregate purchase price of $20,450 in cash, or approximately $0.001 per share, or 27.3%). During the period ended December 31, 2024, the Company issued 12,670,034 shares of common stock in connection with the conversion of the convertible promissory note discussed in Note 6. As of December 31, 2024, the aggregate ownership of GL is comprised of 33,120,034 Common Stock or 44.2%.

Borrowing

During the period ended December 31, 2024, GL agreed to loan XCF $5,948,000 in the form of convertible notes payable to be used for a portion of XCF’s expenses for its initial public offering. All convertible notes payable were converted into common stock during the period ended December 31, 2024, as described in Note 6.

Notes payable to related party as of December 31, 2024, and 2023, respectively, includes $356,426 borrowed from GL. Interest on the promissory notes is 10% per annum. The note payable to related party is in default due to nonpayment upon the maturity date and the outstanding balance has been classified as current on the balance sheet as of December 31, 2024. During the years ended December 31, 2024, and the period February 9, 2023 (inception) to December 31, 2023, the Company recognized $35,643 and $6,054 in interest expense, respectively, related to these notes.

Related party payables as of December 31, 2024, and 2023 included $3,000 and $8,000 respectively; advanced to the Company from GL.

Management payable and receivable

Mihir Dange and SKY MD LLC (an entity owned 100% by Mihir Dange, Director) received $101,307 and $0 as expense reimbursements during the year ended December 31, 2024, and 2023, respectively. These expenses are included in general and administrative expenses in the income statements. The expense reimbursement payable to Mihir Dange as of December 31, 2024, and 2023, was $2,400 and 29,337, respectively, and is included in the Accrued expenses and other current liabilities on the balance sheets.

Additionally, there was a related party payable to the Vice President, Finance for bookkeeping services totaling $0 and $5,000 as of December 31, 2024, and 2023, respectively. There was an advance given to the Director and Chief Business Development Officer, for travel and other personal expenses totaling $10,199 and $0 as of December 31, 2024, and 2023, respectively and is included in the Related party receivables on the balance sheets.